Debt - Principal Payments (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 20, 2014	Dec. 31, 2017
Line of Credit Facility [Line Items]
Increase (Decrease) in marginal interest rate		0.50%
Senior secured leverage ratio		3.00
Term Loan A
Line of Credit Facility [Line Items]
Increase (Decrease) in marginal interest rate		(0.25%)
Senior secured leverage ratio		2.25
Term Loan B
Line of Credit Facility [Line Items]
Increase (Decrease) in marginal interest rate		(0.25%)
Senior secured leverage ratio		3.00
Term Loan C [Member]
Line of Credit Facility [Line Items]
Excess cash flow payment percentage		50.00%
Senior Secured Credit Facilities
Line of Credit Facility [Line Items]
Periodic payment		$ 48
Senior Secured Credit Facilities | Term Loan A | First two years
Line of Credit Facility [Line Items]
Equal quarterly principal installments		1.25%
Senior Secured Credit Facilities | Term Loan A | Next three years
Line of Credit Facility [Line Items]
Equal quarterly principal installments		2.50%
Senior Secured Credit Facilities | Term Loan B
Line of Credit Facility [Line Items]
Equal quarterly principal installments		0.25%
Senior Secured Credit Facilities | Term Loan B | Eurocurrency
Line of Credit Facility [Line Items]
Marginal interest rate		2.25%
Senior Secured Credit Facilities | Term Loan B | Base Rate
Line of Credit Facility [Line Items]
Marginal interest rate		1.25%
Senior Secured Credit Facilities | Term Loan B | LIBOR
Line of Credit Facility [Line Items]
Marginal interest rate	1.00%
Senior Secured Credit Facilities | Term Loan B | Federal Funds Effective Rate
Line of Credit Facility [Line Items]
Marginal interest rate	0.50%
Maximum
Line of Credit Facility [Line Items]
Unused commitment fee percentage		0.25%
Commitment fee percentage		0.375%